T. ROWE PRICE Global Multi-Sector Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  13.9%
Car Loan  2.0%
Ally Bank
Series 2026-A, Class D
5.248%, 3/15/34 (1) 773 772
Ally Bank
Series 2026-A, Class E
6.37%, 3/15/34 (1) 1,326 1,326
Ally Bank
Series 2026-B, Class C
5.078%, 6/15/34 (1) 1,635 1,635
Ally Bank
Series 2026-B, Class D
5.352%, 6/15/34 (1) 2,290 2,287
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,224
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class D
6.36%, 8/21/28 (1) 5,000 5,015
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 490 492
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 485 476
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 100 99
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 4.943%, 12/26/31 (1) 224 224
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.143%, 12/26/31 (1) 58 58
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  1,310 1,299
Carvana Auto Receivables Trust
Series 2023-N2, Class E
9.94%, 4/10/30 (1) 3,320 3,440
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 481 482

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 1,900 1,917
Carvana Auto Receivables Trust
Series 2024-N1, Class E
8.28%, 3/10/31 (1) 1,579 1,607
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  1,965 1,980
Carvana Auto Receivables Trust
Series 2026-P2, Class D
6.18%, 6/12/34  3,497 3,476
Carvana Auto Receivables Trust
Series 2026-P3, Class C
5.70%, 2/10/33  1,265 1,260
Carvana Auto Receivables Trust
Series 2026-P3, Class D
6.08%, 8/10/34  1,910 1,905
Chase Auto Credit Linked Notes
Series 2026-1, Class B
4.938%, 7/25/34 (1) 1,240 1,239
Chase Auto Credit Linked Notes
Series 2026-1, Class C
5.085%, 7/25/34 (1) 243 243
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  129 130
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  1,175 1,169
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  2,330 2,309
Exeter Automobile Receivables Trust
Series 2026-3A, Class D
5.44%, 10/15/32  920 914
Exeter Automobile Receivables Trust
Series 2026-3A, Class E
7.42%, 7/17/34 (1) 1,610 1,606
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 389 391
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 1,028 1,030

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 1,572 1,569
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class B1
5.612%, 8/20/48 (1) 925 922
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class C
5.905%, 8/20/48 (1) 410 409
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class D
8.091%, 8/20/48 (1) 1,110 1,110
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class D
5.247%, 7/17/34 (1) 250 249
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class E
6.807%, 7/17/34 (1) 580 577
Securitized Term Auto Receivables Trust
Series 2026-A, Class D
4.873%, 3/25/33 (1) 2,595 2,578
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 4,438 4,421
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 19 19
U.S. Bank
Series 2026-RVM1, Class B1
4.959%, 12/25/46 (1) 3,502 3,436
55,295
Credit Card  0.0%
Continental Finance Credit Card ABS Master Trust
Series 2025-A, Class A
5.40%, 12/17/35 (1) 740 733
733
Home Equity  0.9%
ACHM Trust
Series 2026-HE1, Class B, ARM
6.019%, 8/25/56 (1) 2,865 2,857
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class B1, FRN
SOFR30A + 3.10%, 6.743%, 10/25/56 (1) 275 274
Deephaven Residential Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.45%, 5.089%, 9/25/56 (1) 6,760 6,761

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FIGRE Trust
Series 2026-HF7, Class B, FRN
SOFR30A + 1.55%, 5.193%, 7/25/56 (1) 1,193 1,192
JPMorgan Mortgage Trust
Series 2026-HE1, Class M1, FRN
SOFR30A + 1.45%, 5.089%, 9/20/56 (1) 3,945 3,954
OBX Trust
Series 2026-HE2, Class A1A, FRN
SOFR30A + 1.35%, 4.993%, 6/25/56 (1) 5,494 5,500
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 2,620 2,608
23,146
Other Asset-Backed Securities  10.7%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.253%, 4/15/35 (1) 2,805 2,809
720 East IV
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.932%, 7/15/39 (1) 5,705 5,706
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.959%, 4/20/39 (1) 2,385 2,382
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100 100
Affirm Asset Securitization Trust
Series 2026-X1, Class C
4.82%, 4/15/31 (1) 730 727
Affirm Master Trust
Series 2026-3A, Class C
5.18%, 8/15/34 (1) 545 543
Affirm Master Trust
Series 2026-3A, Class D
5.42%, 8/15/34 (1) 545 543
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.923%, 4/15/39 (1) 4,235 4,242
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 10/20/34 (1) 1,535 1,536
AGL
Series 2023-26A, Class D1R, CLO, FRN
3M TSFR + 2.90%, 6.634%, 10/21/38 (1) 5,580 5,514
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class C
5.38%, 11/21/33 (1) 710 707

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class D
5.82%, 2/21/34 (1) 575 573
Anchorage Capital
Series 2015-7A, Class AR4, CLO, FRN
3M TSFR + 1.32%, 5.158%, 4/28/37 (1) 6,040 6,053
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.959%, 1/20/39 (1) 3,305 3,311
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.229%, 7/20/36 (1) 2,870 2,872
Apex Credit
Series 2025-13A, Class A1, CLO, FRN
3M TSFR + 1.35%, 5.083%, 1/22/39 (1) 5,700 5,714
Arbys Funding
Series 2026-1A, Class A2
6.369%, 10/30/56 (1) 4,365 4,344
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.479%, 7/18/34 (1) 5,905 5,905
Atlas Senior Loan Fund XXIII
Series 2024-23A, Class A1R, CLO, FRN
3M TSFR + 1.28%, 5.009%, 7/20/37 (1) 6,810 6,822
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.38%, 7/17/35 (1) 2,720 2,723
Ballyrock
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.33%, 5.083%, 1/15/38 (1) 4,890 4,902
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.359%, 1/18/35 (1) 3,970 3,976
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.941%, 5/17/31 (1) 893 893
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.291%, 5/17/31 (1) 2,375 2,373
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.65%, 1/17/33 (1) 1,490 1,490
Battalion XXI
Series 2021-21A, Class AR, CLO, FRN
3M TSFR + 1.15%, 4.903%, 7/15/34 (1) 8,115 8,119

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Captree Park
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 4.929%, 7/20/37 (1) 6,840 6,838
Cerberus Loan Funding XLIV
Series 2023-5A, Class A1R, CLO, FRN
3M TSFR + 1.52%, 5.273%, 1/15/36 (1) 6,675 6,667
Clover
Series 2020-1A, Class A1R3, CLO, FRN
3M TSFR + 1.23%, 4.854%, 7/15/37 (1) 6,055 6,056
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 385 387
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 878 863
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 4.88%, 7/17/34 (1) 3,975 3,978
Dryden
Series 2024-115A, Class A1R, CLO, FRN
3M TSFR + 1.21%, 4.939%, 4/18/37 (1) 6,770 6,775
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 414 398
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.929%, 1/20/39 (1) 2,295 2,295
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.829%, 10/20/33 (1) 2,973 2,976
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.129%, 10/18/33 (1) 2,093 2,094
Fortress Credit BSL XXIV
Series 2025-1A, Class A, CLO, FRN
3M TSFR + 1.27%, 4.999%, 4/20/38 (1) 4,420 4,425
Fortress Credit BSL XXV
Series 2024-2A, Class A1R, CLO, FRN
3M TSFR + 1.33%, 5.105%, 7/24/37 (1) 2,350 2,354
Fortress Credit BSL XXV
Series 2024-2A, Class A2R, CLO, FRN
3M TSFR + 1.53%, 5.305%, 7/24/37 (1) 1,350 1,350
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 4,600 4,549

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,428 4,295
HPS Loan Management
Series 2024-19A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 5.013%, 4/15/37 (1) 1,500 1,501
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 169 167
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 4,278 4,244
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.803%, 7/15/35 (1) 3,340 3,343
Katayma
Series 2024-2A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.329%, 4/20/37 (1) 1,310 1,310
Kings Park
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 4.934%, 1/21/39 (1) 3,270 3,274
KKR
Series 17, Class A1R2, CLO, FRN
3M TSFR + 1.24%, 4.918%, 7/15/38 (1) 3,525 3,525
KKR
Series 17, Class A2R2, CLO, FRN
3M TSFR + 1.45%, 5.128%, 7/15/38 (1) 3,340 3,340
KKR
Series 2022-43A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.403%, 4/15/38 (1) 5,900 5,915
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.503%, 7/15/34 (1) 5,115 5,119
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.029%, 10/20/34 (1) 1,232 1,232
Madison Park Funding LI
Series 2021-51A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 4.959%, 10/19/38 (1) 830 831
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.779%, 10/20/29 (1) 1,243 1,242
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.949%, 2/13/39 (1) 5,320 5,326

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Magnetite XXXIV
Series 2023-34A, Class D1R, CLO, FRN
3M TSFR + 2.55%, 6.303%, 1/15/38 (1) 500 498
Midocean Credit XV
Series 2024-15A, Class A1R, CLO, FRN
3M TSFR + 1.25%, 4.984%, 7/21/39 (1) 2,850 2,851
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 107 107
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 1,536 1,568
Neuberger Berman Loan Advisers
Series 2021-40A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.443%, 10/16/37 (1) 280 280
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.80%, 7/17/36 (1) 1,090 1,090
Northwoods Capital XIV
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.999%, 11/13/31 (1) 873 873
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 2,414 2,424
Octane Recievables Trust
Series 2026-RVM1, Class C
5.54%, 6/20/47 (1) 160 160
Octane Recievables Trust
Series 2026-RVM1, Class D
6.06%, 6/20/47 (1) 230 230
Octane Recievables Trust
Series 2026-RVM1, Class E
7.87%, 6/20/47 (1) 350 349
OneMain Financial Issuance Trust
Series 2026-2A, Class C
5.47%, 1/14/38 (1) 1,955 1,951
OneMain Financial Issuance Trust
Series 2026-2A, Class D
5.91%, 1/14/38 (1) 2,685 2,678
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.043%, 7/30/37 (1) 4,750 4,752
Palmer Square
Series 2021-1A, Class A1AR, CLO, FRN
3M TSFR + 1.15%, 4.879%, 4/20/38 (1) 4,545 4,548

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Peebles Park
Series 2024-1A, Class AR, CLO, FRN
3M TSFR + 1.22%, 4.954%, 4/21/37 (1) 6,125 6,123
Post Road Equipment Finance
Series 2026-1A, Class E
7.70%, 1/17/34 (1) 840 860
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.863%, 8/20/32 (1) 2,546 2,546
RR 28
Series 2024-28RA, Class AAR2, CLO, FRN
3M TSFR + 1.24%, 4.993%, 3/30/38 (1) 3,625 3,631
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 1,903 1,923
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 5,970 5,884
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.279%, 7/20/34 (1) 3,565 3,566
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 5.052%, 4/23/39 (1) 6,000 6,012
Signal Peak
Series 2018-5A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 5.36%, 4/25/37 (1) 2,400 2,405
Sonic Capital
Series 2021-1A, Class A2II
2.636%, 8/20/51 (1) 1,721 1,468
Sound Point XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 1/20/32 (1) 520 520
Squarepoint U.S.
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.35%, 10/15/39 (1)(2) 4,450 4,450
Symphony
Series 2023-30A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 4.929%, 10/20/37 (1) 6,725 6,729
Symphony
Series 2024-42A, Class A1R, CLO, FRN
3M TSFR + 1.24%, 4.99%, 4/17/37 (1) 2,975 2,975
THL Credit Wind River
Series 2019-3A, Class AR3, CLO, FRN
3M TSFR + 1.20%, 4.953%, 1/15/38 (1) 3,335 3,340

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24 - 8/28/26,
Cost $334 (3)(4)(5) 357 390
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24 -
8/28/26, Cost $3,505 (3)(4)(5) 3,505 2,636
Trestles VIII
Series 2025-8A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 4.93%, 7/20/39 (1) 4,810 4,808
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.92%, 1/25/34 (1) 4,675 4,674
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.87%, 1/25/35 (1) 5,425 5,428
Wellfleet
Series 2019-1A, Class A2RR, CLO, FRN
3M TSFR + 1.50%, 5.229%, 7/20/32 (1) 5,110 5,112
Wellfleet
Series 2021-1A, Class A1R, CLO, FRN
3M TSFR + 1.18%, 4.909%, 4/20/34 (1) 3,630 3,633
Wind River
Series 2022-1A, Class B1RR, CLO, FRN
3M TSFR + 1.55%, 5.279%, 7/20/35 (1) 6,115 6,117
Wise
Series 2024-2A, Class A, CLO, FRN
3M TSFR + 1.46%, 5.213%, 7/15/37 (1) 7,890 7,892
299,029
Residential Mortgage  0.1%
PRET
Series 2026-NPL6, Class A1, STEP
5.693%, 5/25/56 (1) 3,422 3,409
3,409
Student Loan  0.2%
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 946 931
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 2,034
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,762

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 813 772
5,499
Total Asset-Backed Securities
(Cost $388,765) 387,111
BANK LOANS  2.0% (6)
FINANCIAL INSTITUTIONS  0.4%
Financial Other  0.0%
Mermaid Bidco, FRN
3M TSFR + 3.25%, 7.009%, 7/3/31  918 902
902
Insurance  0.4%
Asurion, FRN
3M TSFR + 5.25%, 9.334%, 1/20/29  1,060 1,061
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.482%, 5/6/31  4,505 4,431
OneDigital Borrower, FRN
1M TSFR + 3.00%, 6.686%, 7/2/31  4,979 4,910
10,402
Total Financial Institutions 11,304
INDUSTRIAL  1.5%
Communications  0.4%
Discovery Global Holdings, FRN
1M TSFR + 2.50%, 6.186%, 6/3/33  7,375 7,390
Mercury Data Center Bidco, FRN
3M TSFR + 4.75%, 8.402%, 9/5/29 (3) 2,375 2,369
9,759
Consumer Cyclical  0.0%
Boots Group Finco, FRN
3M TSFR + 3.25%, 6.92%, 8/30/32  1,338 1,343
1,343
Consumer Non-Cyclical  0.1%
Hopper Merger Sub, FRN
3M TSFR + 5.00%, 8.745%, 1/5/34 (3) 3,755 3,689
3,689
Technology  1.0%
Avalara, FRN
3M TSFR + 2.50%, 6.232%, 3/26/32  5,955 5,832
Cloud Software Group, FRN
3M TSFR + 3.25%, 6.982%, 8/13/32  6,029 5,723
Galileo Parent, FRN
3M TSFR + 4.50%, 8.118%, 3/3/33  3,575 3,590

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Proofpoint, FRN
3M TSFR + 4.50%, 8.249%, 8/31/30 (2) 6,590 6,494
Storable, FRN
1M TSFR + 3.25%, 6.936%, 4/16/31  6,044 5,066
26,705
Total Industrial 41,496
UTILITY  0.1%
Electric  0.1%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 5.936%, 2/26/32  1,504 1,505
Total Utility 1,505
Total Bank Loans
(Cost $55,331) 54,305
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Industrial Other  0.0%
Mriya Farming, Recovery Certificates (EUR), Acquisition Date:
8/23/18, Cost $— (3)(5)(7) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —
CONVERTIBLE BONDS  0.1%
FINANCIAL INSTITUTIONS  0.1%
Financial Other  0.1%
GS Finance, Zero Coupon, 8/8/29 (1) 2,500 2,675
Kaisa Group Holdings, Zero Coupon, 12/31/26 (1) 168 3
Kaisa Group Holdings, Zero Coupon, 12/31/27 (1) 210 2
Kaisa Group Holdings, Zero Coupon, 12/31/28 (1) 337 1
Kaisa Group Holdings, Zero Coupon, 12/31/29 (1) 337 1
Kaisa Group Holdings, Zero Coupon, 12/31/30 (1) 421 1
Kaisa Group Holdings, Zero Coupon, 12/31/31 (1) 421 1
Kaisa Group Holdings, Zero Coupon, 12/31/32 (1) 794 2
Total Financial Institutions 2,686

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  0.0%
Transportation  0.0%
Bolt Innovation, Zero Coupon, 2/5/33 (HKD)  4,000 475
Total Industrial 475
Total Convertible Bonds
(Cost $3,410) 3,161
CORPORATE BONDS  21.5%
FINANCIAL INSTITUTIONS  7.8%
Banking  4.8%
Axis Bank, VR, 6.875% (8)(9)(10) 5,500 5,615
Banco de Sabadell, VR, 5.125%, 11/10/28 (EUR) (9) 3,500 4,147
Bancolombia, VR, 8.625%, 12/24/34 (9)(10) 3,350 3,564
Bank of America, VR, 5.819%, 9/15/29 (9) 5,210 5,308
Barclays, VR, 4.837%, 9/10/28 (9) 10,120 10,125
Barclays, VR, 7.625%, (8)(9)(10) 1,700 1,766
BBVA Mexico, VR, 5.125%, 1/18/33 (9) 4,745 4,665
CaixaBank, VR, 4.634%, 7/3/29 (1)(9) 3,397 3,382
CaixaBank, VR, 6.208%, 1/18/29 (1)(9) 1,203 1,225
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (9) 8,900 10,467
Danske Bank, VR, 4.298%, 4/1/28 (1)(9) 6,545 6,532
Erste Group Bank, VR, 4.25% (EUR) (8)(9) 2,800 3,253
Federation des Caisses Desjardins du Quebec, 5.021%, 5/27/31 (1) 5,935 5,896
HSBC Holdings, VR, 4.899%, 3/3/29 (9) 3,415 3,421
HSBC Holdings, VR, 5.13%, 3/3/31 (9)(10) 2,719 2,713
HSBC Holdings, VR, 5.279%, 3/10/37 (9) 5,470 5,260
ING Groep, VR, 6.114%, 9/11/34 (9) 6,255 6,495
Ipoteka-Bank ATIB, 6.45%, 10/9/30  4,080 4,110
Ipoteka-Bank ATIB, 17.50%, 10/9/28 (UZS)  19,400,000 1,720
Jerrold Finco, 7.50%, 6/15/31 (GBP)  1,765 2,428
Oversea-Chinese Banking, VR, 4.55%, 9/8/35 (9) 4,850 4,731
Santander Holdings USA, VR, 5.22%, 6/5/32 (9) 7,190 7,087
Shinhan Bank, 5.75%, 4/15/34  5,280 5,326
Societe Generale, VR, 5.249%, 5/22/29 (1)(9) 9,579 9,608
Standard Chartered, VR, 0.85%, 1/27/28 (EUR) (9) 4,715 5,428
UBS Group, VR, 7.75%, 3/1/29 (EUR) (9) 6,225 7,677
Wells Fargo, VR, 3.526%, 3/24/28 (9) 2,815 2,799
134,748
Brokerage Asset Managers Exchanges  0.2%
Charles Schwab, VR, 5.493%, 5/21/37 (9) 4,640 4,576
4,576

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies  0.5%
Shriram Finance, 6.625%, 4/22/27  5,525 5,579
Sixth Street Specialty Lending, 5.65%, 8/15/31  4,075 3,967
UWM Holdings, 6.25%, 3/15/31 (1) 1,485 1,326
UWM Holdings, 6.625%, 2/1/30 (1) 2,815 2,634
13,506
Financial Other  1.7%
Aldar Properties, VR, 6.623%, 4/15/55 (9) 6,235 6,097
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 3,700 3,614
Blackstone Property Partners Europe Holdings, 1.625%, 4/20/30
(EUR)  6,350 6,766
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (1) 3,835 3,788
HA Sustainable Infrastructure Capital, VR, 7.125%, 11/15/56 (9) 901 908
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (9) 4,338 4,551
Intercorp Peru, 5.60%, 7/16/33 (1)(10) 2,760 2,756
Iridium Capital, FRN, 6M EURIBOR + 2.50%, 5.002%, 12/2/30
(EUR)  4,770 5,547
Kona SPC, FRN, 1M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 5,000 5,791
Kona SPC, FRN, 1M EURIBOR + 3.55%, 5.718%, 9/15/26 (EUR) (1) 4,980 5,787
MAF Global Securities, VR, 7.875% (8)(9) 2,600 2,628
48,233
Insurance  0.3%
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 2,710 2,745
Asurion, 8.375%, 2/1/34 (1) 4,640 4,182
Equitable America Global Funding, 3.95%, 9/15/27 (1) 1,100 1,091
8,018
Real Estate Investment Trusts  0.3%
FIBRA Prologis, 5.50%, 11/26/35 (1) 2,750 2,645
GELF Bond Issuer I, 3.625%, 11/27/31 (EUR)  412 466
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  5,700 6,407
9,518
Total Financial Institutions 218,599
INDUSTRIAL  12.2%
Basic Industry  1.1%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29  3,940 3,866
INEOS Finance, 7.875%, 11/15/31 (EUR) (10) 3,535 3,933
Krakatau Posco, 6.375%, 6/11/27  2,810 2,818
Krakatau Posco, 6.375%, 6/11/29  6,775 6,773
Orbia Advance Corp., 6.80%, 5/13/30  3,245 3,274
Sasol Financing USA, 4.375%, 9/18/26  5,640 5,634
Sasol Financing USA, 8.75%, 4/10/33  2,560 2,690
Vylor, 5.125%, 8/15/31 (1) 700 698

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vylor, 5.625%, 8/15/36 (1) 1,190 1,189
30,875
Capital Goods  0.1%
Sword Purchaser, 8.25%, 4/15/33 (1) 2,470 2,555
2,555
Communications  2.2%
Advanced Info Service, 4.26%, 3/4/31  3,640 3,511
Africell Holding, 10.50%, 10/23/29 (1)(10) 2,595 2,684
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1) 2,200 2,229
CCO Holdings, 7.00%, 2/1/33 (1) 2,715 2,652
Directv Financing, 10.00%, 2/15/31 (1) 2,540 2,689
Meta Platforms, 5.625%, 11/15/55  10,460 8,735
OAK-Eagle Acquireco, 6.25%, 7/1/33 (EUR) (1) 1,860 2,272
Orange, 4.75%, 1/13/33 (1) 5,300 5,102
Orange, 5.00%, 1/13/36 (1) 5,320 5,058
Rogers Communications, VR, 7.00%, 4/15/55 (9) 1,815 1,828
Rogers Communications, VR, 7.125%, 4/15/55 (9) 2,715 2,731
Space Exploration Technologies, 5.35%, 7/15/31 (1) 4,315 4,218
Space Exploration Technologies, 5.65%, 7/15/33 (1) 6,815 6,560
Stagwell Global, 5.625%, 8/15/29 (1) 2,760 2,689
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (1) 2,300 2,360
Veon Midco, 3.375%, 11/25/27  727 710
Veon Midco, 6.95%, 6/1/31 (1) 4,800 4,800
60,828
Consumer Cyclical  1.3%
Advance Auto Parts, 7.00%, 8/1/30 (1) 2,035 2,079
Advance Auto Parts, 7.375%, 8/1/33 (1) 4,075 4,178
Eurofins Scientific, 3.875%, 2/5/33 (EUR)  6,161 7,015
Ferrari, 3.625%, 5/21/30 (EUR) (10) 4,375 5,089
General Motors Financial, 4.20%, 10/27/28  3,975 3,922
Hyundai Capital America, 4.75%, 6/18/29 (1) 2,735 2,713
Hyundai Capital America, 5.00%, 6/18/31 (1)(10) 4,030 3,982
Six Flags Entertainment, 7.25%, 5/15/31 (1) 2,705 2,670
Vivo Energy Investments, 5.125%, 9/24/27 (1) 2,510 2,493
Volkswagen Group of America Finance, 4.45%, 9/11/27 (1) 2,740 2,736
36,877
Consumer Non-Cyclical  1.6%
1261229 B.C., 10.00%, 4/15/32 (1) 2,585 2,685
Bacardi-Martini, 5.25%, 1/15/29 (1) 3,736 3,746
Bacardi-Martini, 5.55%, 2/1/30 (1) 2,788 2,816
Cencora, 4.60%, 2/13/33  2,665 2,572
CVS Health, 5.125%, 2/21/30  9,092 9,126
CVS Health, VR, 6.75%, 12/10/54 (9) 4,655 4,780
CVS Health, VR, 7.00%, 3/10/55 (9) 1,940 2,000

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HCA, 3.50%, 9/1/30  9,827 9,269
Kernel Holding, 6.75%, 10/27/27  2,080 2,003
Newell Brands, 6.625%, 5/15/32 (10) 2,770 2,833
Rede D'or Finance, 6.45%, 9/9/35 (1)(10) 2,750 2,663
44,493
Energy  2.4%
AmeriGas Partners, 9.50%, 6/1/30 (1) 2,405 2,555
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 2,645 2,569
Comstock Resources, 6.75%, 3/1/29 (1) 2,695 2,670
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,590 2,661
FS Luxembourg, 8.625%, 6/25/33  4,000 3,729
Greensaif Pipelines Bidco, 6.51%, 2/23/42  6,100 6,242
Harbour Energy Finance 2, 5.929%, 8/19/33 (1) 1,485 1,480
Hilcorp Energy I, 6.875%, 5/15/34 (1) 2,670 2,647
Occidental Petroleum, 8.875%, 7/15/30  8,044 8,969
ONEOK, 4.25%, 9/24/27  6,915 6,896
Raizen Fuels Finance, 6.25%, 7/8/32 (7)(11) 1,515 872
Raizen Fuels Finance, 6.45%, 3/5/34 (1)(11) 6,850 3,922
Raizen Fuels Finance, 6.45%, 3/5/34 (7)(11) 1,195 684
Raizen Fuels Finance, 6.95%, 3/5/54 (7)(11) 2,580 1,476
Tengizchevroil Finance International, 3.25%, 8/15/30  2,810 2,612
Vaca Muerta, FRN, 6M TSFR + 5.38%, 9.335%, 7/8/30, Acquisition
Date: 12/1/25, Cost $2,276 (5) 2,276 2,306
Venture Global LNG, VR, 9.00% (1)(8)(9) 3,130 3,170
Vista Energy Argentina, 7.875%, 4/8/38 (1) 3,600 3,679
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  6,600 7,303
66,442
Industrial Other  0.6%
Booz Allen Hamilton, 5.90%, 1/30/34  3,709 3,652
Booz Allen Hamilton, 5.95%, 8/4/33 (10) 7,919 7,960
GMR Hyderabad International Airport, 4.25%, 10/27/27  5,680 5,606
17,218
Technology  2.7%
Beacon Point DC, 6.129%, 11/30/42 (1) 2,270 2,152
Big Sky Funding, Series B, 8.50%, 10/20/35, Acquisition Date:
7/9/26, Cost $42 (3)(5) 42 41
Cadence Design Systems, 4.20%, 9/10/27  2,325 2,317
Fiserv Funding, 2.875%, 6/15/28 (EUR)  2,466 2,828
Fiserv Funding, 3.50%, 6/15/32 (EUR)  8,130 8,973
Flash Compute, 7.25%, 12/31/30 (1) 5,745 5,781
Foundry JV Holdco, 6.25%, 1/25/35 (1) 8,772 9,040
Hewlett Packard Enterprise, 4.45%, 9/25/26  6,795 6,795
Kaspi.KZ, 6.25%, 3/26/30 (1) 3,360 3,400
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 3,225 3,389

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Oracle, 4.45%, 9/26/30  8,297 7,854
PR RNO Property Owner 1, 6.50%, 5/1/31 (1) 2,285 2,117
QTS Central Issuer, 6.625%, 9/1/31 (1) 690 680
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 5,617 5,086
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 2,600 2,474
Salesforce, 5.55%, 3/15/36  5,273 5,179
Salesforce, 6.55%, 3/15/56  4,143 4,038
Shift4 Payments, 6.75%, 8/15/32 (1) 2,655 2,623
74,767
Transportation  0.2%
Brambles Finance, 1.50%, 10/4/27 (EUR)  3,930 4,485
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28
(EUR) (10) 1,789 2,030
6,515
Total Industrial 340,570
UTILITY  1.5%
Electric  1.1%
AES, 5.20%, 7/15/29  770 771
AES, 5.75%, 7/15/33  990 979
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 3,656 3,659
ENEL Finance International, 4.125%, 9/30/28 (1) 650 641
NextEra Energy Capital Holdings, VR, 4.20%, 2/26/56 (EUR) (9) 4,470 5,035
NextEra Energy Capital Holdings, VR, 4.496%, 5/15/56 (EUR) (9) 4,751 5,299
NRG Energy, VR, 10.25% (1)(8)(9) 2,830 3,005
PG&E, VR, 7.375%, 3/15/55 (9) 242 243
Public Service of Oklahoma, Series O, 5.40%, 2/15/34  4,335 4,318
Renew Treasury Ifsc, 6.50%, 2/2/31 (1) 3,500 3,475
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33  3,675 3,714
31,139
Natural Gas  0.4%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  1,000 1,155
Boston Gas, 5.664%, 7/24/36 (1) 8,615 8,548
9,703
Total Utility 40,842
Total Corporate Bonds
(Cost $606,170) 600,011
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  52.4%
Government Guarantee  0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  5,014 6,142
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,765
8,907

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Local Authorities  0.1%
Central Plaza Development, 7.15%, 3/21/28  3,850 3,880
3,880
Owned No Guarantee  0.9%
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 1,953 1,894
Kazakhstan Temir Zholy National, 5.25%, 4/29/36 (1) 3,000 2,880
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,369
Navoiyuran State Enterprise, 6.70%, 7/2/30 (1) 3,441 3,497
Orsted, 5.125%, 9/13/34 (GBP)  3,300 4,185
Petroleos de Venezuela, 9.00%, 11/17/21 (7)(11) 5,059 2,312
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27 (UZS)  45,880,000 4,082
Uzbekneftegaz, 4.75%, 11/16/28  1,842 1,789
24,008
Sovereign  7.4%
Government of Ukraine, STEP, 0.00%, 2/1/36  3,470 2,008
Government of Ukraine, STEP, 4.50%, 2/1/35  3,983 2,699
Government of Ukraine, STEP, 4.50%, 2/1/36  4,640 3,095
Honduras Government International Bond, 6.40%, 7/29/36 (1) 3,350 3,375
Kingdom of Bahrain, 7.10%, 2/3/38 (1) 2,820 2,654
Kingdom of Jordan, 7.50%, 1/13/29  6,314 6,559
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 7,000 8,159
Kyrgyz Republic, 7.75%, 6/3/30 (1) 16,010 16,363
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 4,997
Republic of Albania, 5.90%, 6/9/28 (EUR)  2,605 3,144
Republic of Argentina, STEP, 5.00%, 1/9/38  8,247 6,553
Republic of Colombia, 5.375%, 1/21/29  19,204 19,186
Republic of Colombia, 7.75%, 11/7/36 (10) 6,451 6,867
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 4,750 5,743
Republic of Costa Rica, 6.001%, 1/16/36 (EUR) (1) 5,000 6,089
Republic of Ecuador, 8.75%, 1/29/34 (1) 710 710
Republic of Ecuador, 9.25%, 1/29/39 (1) 2,610 2,637
Republic of Guatemala, 5.25%, 8/10/29  9,194 9,162
Republic of Ivory Coast, 6.875%, 4/1/28 (XOF) (1) 5,688,000 10,253
Republic of Montenegro, 7.25%, 3/12/31 (1) 1,948 2,039
Republic of North Macedonia, 1.625%, 3/10/28 (EUR)  3,639 4,065
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  1,325 1,552
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,115 1,306
Republic of Romania, 5.125%, 9/24/31 (EUR)  1,026 1,203
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 5,629 6,487
Republic of Romania, 5.875%, 7/11/32 (EUR)  3,190 3,826
Republic of Serbia, 1.50%, 6/26/29 (EUR)  20,373 21,990
Republic of Serbia, 4.25%, 5/6/31 (EUR) (1) 13,843 15,889
Republic of Serbia, 6.25%, 5/26/28 (1) 3,400 3,460

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Sri Lanka, STEP, 3.35%, 3/15/33  7,808 7,495
Republic of Sri Lanka, STEP, 3.60%, 5/15/36  4,332 4,446
Republic of Suriname, 8.50%, 11/6/35 (1) 3,520 3,808
Republic of Trinidad & Tobago, 6.20%, 7/16/38 (1) 2,410 2,387
Republic of Uzbekistan, 5.375%, 2/20/29 (10) 6,685 6,683
206,889
Supranational  0.6%
African Export-Import Bank, 6.25%, 1/23/32 (1) 12,484 12,492
Corp. Andina de Fomento, VR, 6.75% (1)(8)(9) 4,810 4,936
17,428
Treasuries  43.1%
Arab Republic of Egypt Treasury Bills, 25.501%, 9/15/26 (EGP)  189,300 3,692
Arab Republic of Egypt Treasury Bills, 25.70%, 10/6/26 (EGP)  189,600 3,647
Arab Republic of Egypt Treasury Bills, Series 364D, 23.20%, 9/29/26
(EGP)  323,625 6,254
Arab Republic of Egypt Treasury Bills, Series 364D, 24.129%,
11/10/26 (EGP)  280,175 5,255
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30
(CLP) (1) 20,725,000 21,656
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31 (BRL)  79,511 13,299
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54 (EUR)  1,176 1,063
Bundesrepublik Deutschland Bundesanleihe, Series TWIN, 2.30%,
2/15/33 (EUR)  29,673 32,835
Commonwealth of Australia, Series 171, 4.25%, 12/21/35 (AUD)  9,006 6,073
Czech Republic, 1.50%, 4/24/40 (CZK)  256,950 7,901
Czech Republic, 1.95%, 7/30/37 (CZK)  32,990 1,170
Czech Republic, 3.60%, 6/3/36 (CZK)  250,600 10,675
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30 (EUR)  58,345 67,187
Federal Republic of Nigeria OMO Bill, Series 137D, 20.748%,
9/29/26 (NGN)  7,100,000 5,231
Federal Republic of Nigeria OMO Bill, Series 140D, 21.129%,
9/15/26 (NGN)  8,641,334 6,412
Government of Hungary, Series 37/A, 6.25%, 9/23/37 (HUF)  3,527,830 11,786
Government of Hungary, Series 41/A, 3.00%, 4/25/41 (HUF)  1,952,150 4,570
Government of Japan, 2.40%, 3/20/55 (JPY)  827,650 3,668
Government of Japan, Inflation-Indexed, 0.005%, 3/10/34 (JPY)  7,947,296 47,143
Government of Japan, Inflation-Indexed, 0.005%, 3/10/35 (JPY)  8,008,442 46,714
Government of Japan, Series 175, 0.50%, 12/20/40 (JPY)  4,000,000 16,759
Government of Japan, Series 190, 1.80%, 9/20/44 (JPY)  8,788,300 41,206
Government of Japan, Series 91, 4.00%, 6/20/56 (JPY)  1,354,500 8,328
Government of Malaysia, 3.733%, 6/15/28 (MYR)  26,456 6,622
Government of Malaysia, 4.498%, 4/15/30 (MYR)  319,228 82,014
Government of Malaysia, 4.642%, 11/7/33 (MYR)  50,129 13,115
Government of Malaysia, Series 0123, 4.457%, 3/31/53 (MYR)  27,150 6,965

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Government of Malaysia, Series 0325, 3.917%, 7/15/55 (MYR)  53,550 12,598
Government of New Zealand, 2.75%, 5/15/51 (NZD)  22,171 8,447
Government of New Zealand, 4.25%, 5/15/36 (NZD)  93,255 53,084
Government of New Zealand, 5.00%, 5/15/54 (NZD)  49,565 27,710
Government of Norway, Series 484, 2.125%, 5/18/32 (NOK) (1) 579,168 54,902
Italy Buoni Poliennali Del Tesoro, Series 10Y, 3.80%, 7/1/36
(EUR) (1) 73,770 83,632
Kingdom of Belgium, 3.30%, 6/22/54 (EUR) (1) 7,826 7,209
Kingdom of Spain, 1.90%, 10/31/52 (EUR) (1) 8,669 6,242
Kingdom of Sweden, Inflation-Indexed, 0.125%, 6/1/32 (SEK)  63,841 6,310
Kingdom of Thailand, 2.98%, 6/17/45 (THB)  81,009 2,433
People's Republic of China, Series INBK, 2.38%, 1/15/56 (CNY)  161,290 24,952
Republic of Estonia, 3.25%, 1/17/34 (EUR)  5,095 5,763
Republic of France, Series OAT, 2.70%, 2/25/31 (EUR) (1) 30,267 34,113
Republic of France, Series OAT, 3.25%, 5/25/55 (EUR) (1) 8,720 7,588
Republic of France, Series OAT, 4.40%, 5/25/57 (EUR) (1) 21,208 22,595
Republic of Indonesia, 6.375%, 4/15/32 (IDR)  151,695,000 8,378
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  45,886,000 2,663
Republic of Indonesia, Series FR96, 7.00%, 2/15/33 (IDR)  35,295,000 2,000
Republic of Poland, 5.00%, 10/25/34 (PLN)  9,547 2,421
Republic of Romania, Series 15Y, 7.90%, 2/24/38 (RON)  105,035 24,590
Republic of Serbia, Series 5Y, 4.50%, 7/30/30 (RSD)  1,361,940 13,259
Republic of Slovenia, 3.125%, 7/2/35 (EUR)  10,960 12,298
Republic of South Korea, Series 3103, 3.375%, 3/10/31 (KRW)  87,473,460 62,159
Republic of South Korea, Series 3512, 3.25%, 12/10/35 (KRW)  25,138,440 16,904
Republic of South Korea, Series 5603, 3.50%, 3/10/56 (KRW)  21,278,540 13,042
United Kingdom Gilt, 4.375%, 3/7/28 (GBP)  37,086 50,233
United Kingdom Gilt, 4.375%, 3/7/30 (GBP)  38,253 51,529
United Kingdom Gilt, 4.375%, 1/31/40 (GBP)  5,999 7,324
United Kingdom Gilt, 4.375%, 7/31/54 (GBP)  13,742 14,966
United Mexican States, Series M, 7.75%, 5/29/31 (MXN)  517,232 29,533
United Mexican States, Series M, 8.00%, 4/15/32 (MXN)  180,022 10,228
United Mexican States, Series M, 8.50%, 2/28/30 (MXN)  650,065 38,513
1,198,858
Foreign Government Obligations & Municipalities  0.0%
Arab Republic of Egypt Treasury Bills, 23.603%, 10/20/26  24,900 475
Arab Republic of Egypt Treasury Bills, 24.20%, 12/22/26  45,425 831
Total Foreign Government Obligations & Municipalities
(Cost $1,454,866) 1,461,276

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES  1.1%
Colorado  0.1%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  3,955 3,695
3,695
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 18,669 13,302
13,302
Virginia  0.5%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  18,190 12,843
12,843
West Virginia  0.0%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  1,605 1,570
1,570
Total Municipal Securities
(Cost $33,302) 31,410
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.7%
Collateralized Mortgage Obligations  1.5%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM, 2.336%, 4/25/66 (1) 1,830 1,325
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.37%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,622 (3)(5) 1,622 1,626
Connecticut Avenue Securities Trust
Series 2026-R02, Class 1M1, CMO, ARM, SOFR30A + 1.05%,
4.693%, 2/25/46 (1) 870 869
Cross
Series 2026-NQM6, Class A2, CMO, STEP, 5.521%, 5/25/71 (1) 970 959
EFMT
Series 2026-NQM4, Class A2, CMO, STEP, 5.669%, 4/25/71 (1) 1,860 1,845
FIGRE Trust
Series 2026-HE6, Class B, ARM, 5.741%, 6/25/56 (1) 1,677 1,660
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 49 44
GS Mortgage-Backed Securities Trust
Series 2026-HE2, Class M1, FRN, SOFR30A + 1.70%, 5.343%,
10/25/66  2,423 2,423
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, ARM, SOFR30A + 1.35%, 4.989%,
3/20/56 (1) 1,035 1,040
NRZT
Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1) 4,047 3,999

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 1,095 840
OBX Trust
Series 2026-NQM5, Class A1, CMO, ARM, 5.321%, 1/25/66 (1) 2,064 2,047
RCO IX Mortgage
Series 2026-4, Class A2, CMO, STEP, 6.657%, 8/25/31 (1) 4,610 4,590
Roc Mortgage Trust
Series 2024-RTL1, Class A1, CMO, STEP, 5.589%, 10/25/39 (1) 2,610 2,610
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM, 3.547%, 2/25/47 (1) 2,211 1,808
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 2 2
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM, 1.593%, 11/25/55 (1) 75 73
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1B, CMO, ARM, SOFR30A + 2.40%,
6.043%, 2/25/42 (1) 590 593
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.593%, 9/25/45 (1) 1,019 1,016
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM, SOFR30A + 0.90%,
4.543%, 10/25/45 (1) 3,984 3,985
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.743%, 10/25/45 (1) 1,512 1,511
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class M1, CMO, ARM, SOFR30A + 1.15%,
4.793%, 2/25/45 (1) 549 549
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 2/25/46 (1) 1,749 1,747
Structured Agency Credit Risk Debt Notes
Series 2026-DNA2, Class M1, CMO, ARM, SOFR30A + 1.20%,
4.843%, 3/25/46 (1) 2,915 2,915
Structured Agency Credit Risk Debt Notes
Series 2026-HQA1, Class M1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 5/25/46 (1) 928 929
Verus Securitization Trust
Series 2023-8, Class A3, CMO, STEP, 6.968%, 12/25/68 (1) 765 765
41,770
Commercial Mortgage-Backed Securities  1.0%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM, 1M TSFR + 1.38%, 5.027%,
9/15/34 (1) 995 993

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.633%, 10/10/42 (1) 815 805
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.282%,
12/15/39 (1) 1,146 1,149
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.339%,
12/15/44 (1) 2,520 2,514
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 5.739%,
12/15/44 (1) 3,546 3,535
BX Trust
Series 2026-CLS, Class C, ARM, 1M TSFR + 2.35%, 5.989%,
5/15/43 (1) 525 527
BX Trust
Series 2026-PNDA, Class B, ARM, 1M TSFR + 1.50%, 5.139%,
5/15/43 (1) 1,600 1,604
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM, 3.245%, 2/10/47  351 347
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.489%,
10/15/42 (1) 1,156 1,162
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.58%,
5/15/37 (1) 1,540 1,542
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1) 4,315 3,862
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM, 5.174%, 11/5/38 (1) 1,145 1,135
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 5,326 3,837
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 5.38%,
5/15/39 (1) 1,290 1,291
SMRT
Series 2022-MINI, Class D, ARM, 1M TSFR + 1.95%, 5.59%,
1/15/39 (1) 4,470 4,467
28,770
Home Equity  0.2%
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1A, FRN, SOFR30A + 1.40%, 5.043%,
11/25/56 (1) 4,279 4,282
4,282
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $76,541) 74,822

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
PRIVATE INVESTMENT COMPANY  0.1%
Government Guarantee  0.1%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $990 (5)(7) † 1,637
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $379 (5) † 501
Total Private Investment Company
(Cost $1,369) 2,138
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  1.9%
U.S. Government Agency Obligations  1.9%
UMBS, TBA (13)
5.00%, 9/1/56  16,325 15,747
5.50%, 9/1/56  38,025 37,628
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $53,414) 53,375
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  4.0%
U.S. Treasury Obligations  4.0%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/36 (14) 115,332 110,093
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $112,654) 110,093
SHORT-TERM INVESTMENTS  2.0%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 3.72% (15)(16) 16,089 16,089
16,089
U.S. Treasury Obligations  1.4%
U.S. Treasury Bills, 3.687%, 10/6/26 (14) 40,395 40,250
40,250
Total Short-Term Investments
(Cost $56,340) 56,339

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.72% (15)(16) 18,556 18,556
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 18,556
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.72% (15)(16) 9,275 9,275
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 9,275
Total Securities Lending Collateral
(Cost $27,831) 27,831
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.5%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 9/25/26 @
$107.50 (7) 651 70,084 295
Total Exchange-Traded Options Purchased (Cost $276) 295
a a a a
OTC Options Purchased 0.5%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / MXN, Call, 9/29/26 @
MXN17.98 (7) 1 40,985 17
Citibank
30 Year Interest Rate
Swap,7/5/58 Pay Fixed
3.13% Annually, Receive
Variable 2.77% (6M
EURIBOR) Semi Annually,
7/3/28 @ 3.13* (EUR) (7) 1 47,850 5,176

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
30 Year Interest Rate
Swap,7/5/58 Receive Fixed
3.13% Annually, Pay Variable
2.77% (6M EURIBOR) Semi
Annually, 7/3/28 @ 3.13*
(EUR) (7) 1 47,850 2,147
Goldman Sachs
30 Year Interest Rate
Swap,7/5/58 Pay Fixed
4.16% Annually, Receive
Variable 3.68% (SOFR)
Annually, 6/30/28 @
4.16%* (7) 1 54,600 5,338
Goldman Sachs
30 Year Interest Rate
Swap,7/5/58 Receive Fixed
4.16% Annually, Pay Variable
3.68% (SOFR) Annually,
6/30/28 @ 4.16%* (7) 1 54,600 1,864
Goldman Sachs
USD / CAD, Call, 10/26/26 @
CAD1.40 (7) 1 83,825 285
Goldman Sachs
USD / ZAR, Call, 9/30/26 @
ZAR16.86 (7) 1 40,980 70
Total OTC Options Purchased (Cost $15,650) 14,897
Total Options Purchased (Cost $15,926) 15,192
Total Investments in Securities 103.2%
(Cost $2,885,919) $ 2,877,064
Other Assets Less Liabilities (3.2)% (90,075)
Net Assets 100.0% $ 2,786,989
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,032,598 and represents 37.1% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $9,137 and represents 0.3% of net assets.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) Non-income producing
(8) Perpetual security with no stated maturity date.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) All or a portion of this security is on loan at August 31, 2026.
(11) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $53,375 and represents 1.9% of net assets.
(14) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
(16) Affiliated Companies
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M SGD SIBOR One month SGD SIBOR (Singapore interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TONA Tokyo overnight average rate

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
TRY Turkish Lira
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
UZS Uzbekistani Som
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
XOF CFA Franc Bceao
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 * 4,200 112 (70) 182
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 * 268 34 16 18
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 * 267 34 16 18
Morgan Stanley, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S18, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/57 11,352 (872) 712 (1,584)
Morgan Stanley, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S18, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/17/57 17,625 (1,353) 1,420 (2,773)
Total Bilateral Credit Default Swaps, Protection
Sold 2,094 (4,139)
Total Bilateral Swaps 2,094 (4,139)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.4)%
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S46, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/31 28,030 (2,496) (1,870) (626)
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S45, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/31 (EUR) 69,500 (9,235) (7,406) (1,829)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 6,505 (63) 423 (486)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (2,941)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 67,776 4,138 3,593 545
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 * 10,548 142 43 99
Total Centrally Cleared Credit Default Swaps,
Protection Sold 644
Interest Rate Swaps 0.1%
2 Year Interest Rate Swap, Receive
Fixed 3.986% Annually, Pay Variable
3.762% (GBP SONIA) Annually, 3/16/28
(GBP) 44,500 (210) — (210)
2 Year Interest Rate Swap, Receive
Fixed 4.269% Annually, Pay Variable
3.761% (GBP SONIA) Annually, 3/23/28
(GBP) 152,554 380 — 380
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.823% (JPY TONA) Annually, 2/11/30
(JPY) 14,136,253 3,191 — 3,191
5 Year Interest Rate Swap, Pay Fixed
1.194% Annually, Receive Variable
0.753% (JPY TONA) Annually, 11/4/30
(JPY) 2,325,314 505 — 505
5 Year Interest Rate Swap, Pay Fixed
2.792% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually,
1/23/31 (CAD) 81,041 838 — 838
5 Year Interest Rate Swap, Pay Fixed
3.033% Semi-Annually, Receive Variable
2.270% (CORRA) Semi-Annually, 8/6/31
(CAD) 6,000 28 — 28

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
3.921% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 7/14/31 (PLN) 140,061 946 — 946
5 Year Interest Rate Swap, Pay Fixed
3.973% Annually, Receive Variable
3.860% (6M PLN WIBOR) Semi-
Annually, 7/13/31 (PLN) 43,085 265 — 265
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
3.860% (6M PLN WIBOR) Semi-
Annually, 6/12/30 (PLN) 68,185 52 — 52
5 Year Interest Rate Swap, Receive
Fixed 2.395% Annually, Pay Variable
2.512% (6M EURIBOR) Semi-Annually,
10/9/30 (EUR) 21,468 (475) — (475)
5 Year Interest Rate Swap, Receive
Fixed 3.022% Annually, Pay Variable
2.619% (6M EURIBOR) Semi-Annually,
5/21/31 (EUR) 3,486 (27) — (27)
5 Year Interest Rate Swap, Receive
Fixed 4.000% Annually, Pay Variable
3.560% (6M CZK PRIBOR) Semi-
Annually, 3/12/31 (CZK) 1,489,245 (1,927) — (1,927)
5 Year Interest Rate Swap, Receive
Fixed 4.608% Annually, Pay Variable
3.690% (6M CZK PRIBOR) Semi-
Annually, 5/21/31 (CZK) 161,672 (12) — (12)
5 Year Interest Rate Swap, Receive
Fixed 4.764% Semi-Annually, Pay
Variable 4.151% (ICP) Semi-Annually,
7/13/31 (CLP) 3,385,000 (77) — (77)
5 Year Interest Rate Swap, Receive
Fixed 4.764% Semi-Annually, Pay
Variable 4.236% (ICP) Semi-Annually,
7/14/31 (CLP) 13,540,000 (301) — (301)
7 Year Interest Rate Swap, Receive
Fixed 13.008% at Maturity, Pay Variable
13.900% (BRL CDI) at Maturity, 1/3/33
(BRL) 77,200 (555) — (555)
10 Year Interest Rate Swap, Pay Fixed
2.681% Annually, Receive Variable
2.765% (6M EURIBOR) Semi-Annually,
8/27/35 (EUR) 20,890 1,211 — 1,211

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.213% Annually, Receive Variable
2.619% (6M EURIBOR) Semi-Annually,
5/21/36 (EUR) 4,822 52 — 52
10 Year Interest Rate Swap, Receive
Fixed 2.140% Semi-Annually, Pay
Variable 1.240% (1M SGD SIBOR)
Semi-Annually, 1/29/36 (SGD) 13,760 (189) — (189)
10 Year Interest Rate Swap, Receive
Fixed 2.141% Semi-Annually, Pay
Variable 1.232% (1M SGD SIBOR)
Semi-Annually, 1/28/36 (SGD) 13,760 (188) — (188)
10 Year Interest Rate Swap, Receive
Fixed 2.200% Semi-Annually, Pay
Variable 1.227% (1M SGD SIBOR)
Semi-Annually, 1/28/36 (SGD) 27,450 (263) — (263)
10 Year Interest Rate Swap, Receive
Fixed 2.378% Semi-Annually, Pay
Variable 1.972% (6M SGD SIBOR)
Semi-Annually, 5/21/36 (SGD) 10,320 18 — 18
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.617% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 6,925 995 — 995
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.617% (6M EURIBOR) Semi-Annually,
12/13/39 (EUR) 3,455 490 — 490
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.639% (6M EURIBOR) Semi-Annually,
12/16/39 (EUR) 3,470 478 — 478
15 Year Interest Rate Swap, Pay Fixed
3.358% Annually, Receive Variable
2.619% (6M EURIBOR) Semi-Annually,
5/21/41 (EUR) 4,436 59 — 59
Total Centrally Cleared Interest Rate Swaps 5,284
Zero-Coupon Inflation Swaps 0.1%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.396% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/2/31 90,130 184 — 184

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.418% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/28/31 7,950 (14) — (14)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.426% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/10/30 61,263 673 — 673
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.436% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/10/30 68,137 716 — 716
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.532% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/31/31 46,887 313 — 313
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.540% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/30/31 46,900 298 — 298
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.751% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/21/31 7,700 (58) — (58)
Total Centrally Cleared Zero-Coupon Inflation
Swaps 2,112
Total Centrally Cleared Swaps 5,099
Net payments (receipts) of variation margin to date (4,728)
Variation margin receivable (payable) on centrally cleared swaps $ 371
*
Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $13.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 9/11/26 USD 57,665 MYR 228,880 $ 793
Bank of America 9/11/26 USD 2,432 MYR 9,932 (36)
Bank of America 9/18/26 CNH 9,228 USD 1,365 11
Bank of America 9/18/26 USD 25,313 CNH 170,276 (70)
Bank of America 10/8/26 USD 61,206 KRW 95,014,921 (8,308)
Bank of America 10/16/26 HUF 5,403,694 USD 17,135 17
Bank of America 10/16/26 MXN 703,297 USD 40,505 723
Bank of America 10/16/26 USD 20,449 CZK 433,677 (407)
Bank of America 10/16/26 USD 6,251 SGD 7,995 (58)
Bank of America 10/23/26 USD 53,312 JPY 8,584,011 (646)
Bank of America 10/23/26 USD 40,167 NOK 389,631 (1,502)
Bank of America 10/23/26 USD 25,676 NZD 44,923 (940)
Bank of America 11/13/26 USD 32,031 PLN 119,550 (52)
Bank of America 11/20/26 USD 69,919 EUR 60,395 (454)
Barclays Bank 10/8/26 USD 12,959 KRW 19,551,356 (1,345)
Barclays Bank 10/15/26 TRY 137,142 USD 2,743 —
BNP Paribas 9/11/26 USD 830 THB 26,906 17
BNP Paribas 9/30/26 USD 1,104 SEK 10,502 6
BNP Paribas 10/8/26 USD 9,403 KRW 14,600,961 (1,279)
BNP Paribas 10/16/26 CZK 40,528 USD 1,929 20
BNP Paribas 10/16/26 HUF 261,289 USD 822 7
BNP Paribas 10/16/26 USD 1,994 HUF 625,896 8
BNP Paribas 10/23/26 JPY 217,902 USD 1,377 (8)
BNP Paribas 10/23/26 NZD 5,157 USD 3,039 17
BNP Paribas 10/23/26 USD 51,327 NZD 89,846 (1,905)
BNP Paribas 11/20/26 USD 89,060 EUR 77,035 (700)
BNP Paribas 11/20/26 USD 78,180 GBP 57,887 (267)
Canadian Imperial Bank
of Commerce 10/16/26 USD 1,291 SGD 1,659 (18)
Canadian Imperial Bank
of Commerce 10/23/26 USD 10,634 NOK 103,159 (398)
Citibank 9/11/26 USD 26,775 THB 892,668 (168)
Citibank 9/14/26 EGP 780,155 USD 14,520 721
Citibank 9/14/26 USD 564 EGP 28,592 5
Citibank 9/14/26 USD 14,639 EGP 751,563 (43)
Citibank 9/18/26 USD 27,516 CNH 186,403 (271)
Citibank 10/9/26 PEN 92,919 USD 27,040 538
Citibank 10/9/26 USD 18,582 IDR 335,955,684 (318)
Citibank 10/16/26 USD 13,825 MXN 245,301 (555)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/16/26 USD 25,234 RON 116,193 $ (371)
Citibank 10/23/26 AUD 39,193 USD 27,878 184
Citibank 10/23/26 NZD 23,585 USD 14,022 (48)
Citibank 10/23/26 USD 41,535 CHF 33,179 246
Citibank 11/20/26 GBP 10,468 USD 14,240 (54)
Citibank 12/14/26 EGP 28,592 USD 544 (7)
Deutsche Bank 10/9/26 USD 7,403 IDR 134,244,162 (150)
Deutsche Bank 10/16/26 USD 9,258 MXN 163,438 (323)
Deutsche Bank 10/23/26 CHF 33,179 USD 41,248 41
Goldman Sachs 9/2/26 BRL 103,513 USD 20,135 (167)
Goldman Sachs 9/2/26 USD 19,977 BRL 103,513 9
Goldman Sachs 9/11/26 THB 487,479 USD 14,867 (153)
Goldman Sachs 9/11/26 USD 815 THB 26,489 15
Goldman Sachs 9/18/26 USD 14,038 CNH 94,539 (55)
Goldman Sachs 9/30/26 SEK 539,195 USD 55,650 742
Goldman Sachs 10/16/26 USD 10,457 HUF 3,238,356 178
Goldman Sachs 10/16/26 USD 76,483 MXN 1,345,039 (2,365)
Goldman Sachs 10/16/26 USD 7,049 SGD 8,980 (38)
Goldman Sachs 10/23/26 USD 9,321 NZD 16,328 (353)
Goldman Sachs 12/11/26 USD 14,937 THB 487,479 108
HSBC Bank 9/2/26 BRL 66,496 USD 12,833 (6)
HSBC Bank 9/2/26 USD 12,618 BRL 66,496 (209)
HSBC Bank 9/11/26 COP 23,480,874 USD 7,424 (157)
HSBC Bank 9/11/26 THB 243,495 USD 7,433 (83)
HSBC Bank 9/11/26 USD 29,741 MYR 117,598 520
HSBC Bank 9/11/26 USD 902 THB 29,383 15
HSBC Bank 9/18/26 CNH 366,346 USD 54,438 173
HSBC Bank 10/9/26 USD 1,532 IDR 27,600,391 (20)
HSBC Bank 10/16/26 SGD 18,754 USD 14,798 2
HSBC Bank 10/16/26 USD 4,782 HUF 1,485,305 67
HSBC Bank 10/23/26 USD 41,599 JPY 6,757,035 (875)
HSBC Bank 10/23/26 USD 16,061 NOK 155,299 (547)
HSBC Bank 11/6/26 USD 5,569 CLP 5,241,059 (49)
HSBC Bank 11/20/26 USD 287,264 EUR 247,744 (1,406)
HSBC Bank 12/11/26 USD 7,468 THB 243,496 61
JPMorgan Chase 9/11/26 USD 7,456 MYR 30,486 (119)
JPMorgan Chase 9/18/26 USD 14,730 CNH 99,259 (67)
JPMorgan Chase 10/15/26 USD 2,708 TRY 137,142 (35)
JPMorgan Chase 10/23/26 JPY 4,437,037 USD 28,326 (435)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/23/26 USD 285 JPY 45,098 $ 1
JPMorgan Chase 11/20/26 EUR 3,109 USD 3,637 (15)
JPMorgan Chase 11/20/26 USD 399 GBP 295 (1)
Morgan Stanley 11/20/26 USD 49,537 EUR 42,797 (330)
RBC Dominion
Securities 9/11/26 COP 7,031,298 USD 2,225 (49)
RBC Dominion
Securities 9/11/26 USD 7,927 COP 26,469,888 (265)
RBC Dominion
Securities 10/16/26 USD 9,247 MXN 163,438 (334)
RBC Dominion
Securities 10/16/26 USD 6,696 SGD 8,522 (29)
RBC Dominion
Securities 10/23/26 USD 60,842 AUD 86,983 (1,438)
RBC Dominion
Securities 10/23/26 USD 17,292 CAD 24,161 (184)
RBC Dominion
Securities 11/6/26 USD 5,464 CLP 5,162,835 (71)
RBC Dominion
Securities 12/11/26 USD 2,183 COP 7,031,298 48
Standard Chartered 9/2/26 BRL 131,576 USD 25,393 (11)
Standard Chartered 9/2/26 USD 25,442 BRL 131,576 60
Standard Chartered 9/11/26 THB 244,471 USD 7,457 (78)
Standard Chartered 9/11/26 USD 27,459 MYR 108,552 486
Standard Chartered 10/8/26 USD 7,213 KRW 11,146,223 (942)
Standard Chartered 10/9/26 USD 11,208 IDR 201,338,556 (119)
Standard Chartered 11/20/26 USD 78,205 GBP 57,887 (242)
Standard Chartered 12/11/26 USD 7,493 THB 244,471 56
State Street 10/16/26 USD 6,523 SGD 8,321 (44)
State Street 10/23/26 USD 25,678 NZD 44,923 (938)
State Street 11/6/26 USD 11,121 CLP 10,456,044 (88)
Toronto-Dominion Bank 10/23/26 CAD 38,295 USD 27,377 322
Toronto-Dominion Bank 10/23/26 USD 17,302 CAD 24,161 (174)
Toronto-Dominion Bank 10/23/26 USD 4,823 NZD 8,184 (26)
Toronto-Dominion Bank 11/20/26 USD 4,014 GBP 2,965 (3)
UBS Investment Bank 9/30/26 USD 61,142 SEK 587,724 (325)
UBS Investment Bank 10/8/26 USD 5,200 KRW 7,990,249 (646)
UBS Investment Bank 10/9/26 USD 7,422 IDR 134,109,918 (122)
UBS Investment Bank 10/16/26 USD 9,093 MXN 160,998 (345)
UBS Investment Bank 10/23/26 USD 100,492 JPY 16,165,185 (1,121)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 9/2/26 BRL 95,838 USD 18,674 $ (187)
Wells Fargo 9/2/26 USD 18,496 BRL 95,838 8
Wells Fargo 9/11/26 USD 1,076 COP 4,042,285 (174)
Wells Fargo 10/9/26 USD 7,396 IDR 134,042,662 (144)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (30,060)

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 289 Commonwealth of Australia ten year
bond contracts 9/26 22,164 $ (251)
Short, 793 Euro BOBL contracts 9/26 (104,362) 1,602
Long, 366 Euro BTP contracts 9/26 48,954 (1,216)
Short, 235 Euro BUND contracts 9/26 (33,645) 132
Short, 226 Euro BUXL thirty year bond contracts 9/26 (27,212) 1,197
Long, 517 Euro OAT contracts 9/26 69,504 (1,606)
Long, 279 Euro SCHATZ contracts 9/26 34,123 (171)
Short, 106 Government of Japan ten year bond
contracts 9/26 (83,586) 895
Long, 598 Republic of South Korea ten year bond
contracts 9/26 46,137 (225)
Short, 669 Republic of South Korea three year
bond contracts 9/26 (50,461) (216)
Short, 953 Government of Canada ten year bond
contracts 12/26 (80,588) 419
Long, 391 U.K. Gilt ten year contracts 12/26 45,637 (59)
Long, 2 U.S. Treasury Long Bond contracts 12/26 217 (1)
Short, 1,671 U.S. Treasury Notes five year
contracts 12/26 (176,630) 742
Short, 270 U.S. Treasury Notes ten year contracts 12/26 (29,067) 147
Long, 263 U.S. Treasury Notes two year contracts 12/26 53,977 (176)
Long, 960 Ultra U.S. Treasury Bonds contracts 12/26 105,630 (344)
Short, 254 Ultra U.S. Treasury Notes ten year
contracts 12/26 (27,793) 121
Long, 2,804 Three Month SOFR Futures contracts 3/27 672,364 (255)
Short, 2,804 Three Month SOFR Futures contracts 3/28 (671,313) 1,411
Net payments (receipts) of variation margin to date (2,118)
Variation margin receivable (payable) on open futures contracts $ 28

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 1,751
T. Rowe Price Treasury Reserve Fund, 3.72% — — — ++
Totals $ —# $ — $ 1,751+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 340,128  ¤  ¤ $ 16,089
T. Rowe Price Treasury
Reserve Fund, 3.72% 16,873  ¤  ¤ 27,831
Total $ 43,920^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,751 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $43,920.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Global Multi-Sector Bond Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Global Multi-Sector Bond Fund

Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,659,315 $ — $ 1,659,315
Asset-Backed Securities — 384,085 3,026 387,111
Bank Loans — 48,247 6,058 54,305
Common Stocks — — — —
Corporate Bonds — 599,970 41 600,011
Non-U.S. Government
Mortgage-Backed Securities — 73,196 1,626 74,822
Private Investment Company
2
— — — 2,138
Short-Term Investments 16,089 40,250 — 56,339
Securities Lending Collateral 27,831 — — 27,831
Options Purchased 295 14,897 — 15,192
Total Securities 44,215 2,819,960 10,751 2,877,064
Swaps* — 12,516 — 12,516
Forward Currency Exchange
Contracts — 6,225 — 6,225
Futures Contracts* 6,666 — — 6,666
Total $ 50,881 $ 2,838,701 $ 10,751 $ 2,902,471
Liabilities
Swaps* $ — $ 9,462 $ — $ 9,462
Forward Currency Exchange
Contracts — 36,285 — 36,285
Futures Contracts* 4,520 — — 4,520
Total $ 4,520 $ 45,747 $ — $ 50,267

T. ROWE PRICE Global Multi-Sector Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F175-054Q1 08/26
1
Includes Convertible Bonds, Foreign Government Obligations & Municipalities,
Government Bonds, Municipal Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.